Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,185,000
Previously Paid Amount	0.00
Total Fee Amount	1,234.10
Total Offset Amount	0.00
Net Fee	1,234.10
Narrative - Max Aggregate Offering Price	$ 14,185,000
Final Prospectus	true